Capital Lease Obligations	12 Months Ended
Dec. 31, 2012
Capital Lease Obligations [Abstract]
Capital Leases in Financial Statements of Lessee Disclosure

Note 18 — Capital Lease Obligations

The Company maintains equipment held under capital lease obligations due in monthly installments ranging from $176 to $2,049 including interest at rates ranging from 9.80% to 32.46%. The related equipment is collateral to the leases. Final payments are due through September 2015.

	December 31, 2012	December 31, 2011

Total Principal Payments	$97,285	$136,684
Less: Amount Due Within One Year	(57,244)	(84,684)

Amount Due After One Year	$40,041	$52,000

Annual requirements for retirement of the capital lease obligations are as follows:

December 31,	Amount
2013	$74,321
2014	31,687
2015	18,445

Total Minimum Lease Payments	$124,453
Less: Amount Representing Interest	(27,168)

Present Value of Minimum Lease Payments	$97,285

The following is a summary of assets held under capital leases:

December 31,	2012	2011

Computers and Software	$96,925	$277,350
Furniture and Equipment	92,446	91,893

	$189,371	369,243
Less: Accumulated Depreciation	(81,190)	(301,726)

Net	$108,181	$67,517

Depreciation expense related to the assets under capital lease amounted to $34,433 and $75,713 for years ended December 31, 2012 and 2011, respectively.